Accumulated Other Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Actuarial pension gain	$ 3,476	$ 3,346
Total	$ 3,476	$ 3,346